INTANGIBLE ASSET (Details) - USD ($)	3 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Intangible assets, gross carrying amount	$ 57,143
Intangible assets, accumulated amortization	(952)
Intangible assets, net carrying amount	56,191	$ 0
Sotware development [Member]
Intangible assets, gross carrying amount	57,143
Intangible assets, accumulated amortization	(952)
Intangible assets, net carrying amount	$ 56,191
Intangible assets, weighted average useful lives	5 years